Shareholder Report, Holdings (Details) - Newday Ocean Health ETF	Nov. 30, 2024
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Stantec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Jacobs Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Ecolab, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Organo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Cargotec Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Veolia Environnement SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
The Kroger Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%